Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Gross Carrying Amount	$ 735	$ 704	$ 626
Accumulated Amortization	314	299	258
Net	421	405	368
Land easements
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Gross Carrying Amount	296	295	248
Accumulated Amortization	80	79	77
Net	216	216	171
Capitalized software
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Gross Carrying Amount	439	409	378
Accumulated Amortization	234	220	181
Net	$ 205	$ 189	$ 197